HEARTLAND MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

		SHARES	VALUE
COMMON STOCKS (99.0%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.		17,213	$3,323,142

Automobiles (0.8%)
Thor Industries, Inc.		20,190	2,478,524

Banks (2.6%)
First Interstate BancSystem, Inc. (Class A)		39,213	1,578,715
Popular, Inc.		80,803	6,275,969
			7,854,684
Biotechnology (0.5%)
Grifols SA (Class B) (ADR)		94,305	1,377,796

Building Products (1.3%)
A.O. Smith Corp.		63,994	3,908,114

Capital Markets (3.6%)
Cboe Global Markets, Inc.		50,319	6,232,511
Interactive Brokers Group, Inc.		73,467	4,579,933
			10,812,444
Chemicals (3.4%)
Eastman Chemical Co.		16,503	1,662,512
PPG Industries, Inc.		61,086	8,735,909
			10,398,421
Commercial Services & Supplies (2.6%)
Stericycle, Inc.(a)		116,091	7,890,705

Communications Equipment (1.4%)
F5 Networks, Inc.(a)		22,005	4,374,154

Consumer Finance (3.0%)
FirstCash, Inc.		105,057	9,192,488

Diversified Consumer Services (0.9%)
Grand Canyon Education, Inc.(a)		32,231	2,835,039

Diversified Telecommunication Services (2.1%)
Cogent Communications Holdings, Inc.		89,453	6,336,851

Electric Utilities (5.1%)
Exelon Corp.		161,702	7,814,249
FirstEnergy Corp.		208,992	7,444,295
			15,258,544
Electrical Equipment (1.7%)
nVent Electric PLC		158,066	5,110,274

Energy Equipment & Services (3.0%)
NOV, Inc.(a)		683,198	8,956,726

Equity Real Estate Investment Trusts (REITs) (5.5%)
PS Business Parks, Inc.		66,564	10,433,241
Public Storage		7,778	2,310,844
Ryman Hospitality Properties, Inc.(a)		45,642	3,820,236
			16,564,321
Food Products (6.6%)
Cal-Maine Foods, Inc.		293,419	10,610,031
Conagra Brands, Inc.		117,820	3,990,563
Post Holdings, Inc.(a)		25,886	2,851,602
Sanderson Farms, Inc.		13,200	2,484,240
			19,936,436
Health Care Equipment & Supplies (1.2%)
DENTSPLY SIRONA, Inc.		63,057	3,660,459

Health Care Providers & Services (7.9%)
AmerisourceBergen Corp.		49,238	5,881,479
Encompass Health Corp		117,865	8,844,590
Quest Diagnostics, Inc.		62,500	9,081,875
			23,807,944
Household Durables (1.2%)
Mohawk Industries, Inc.(a)		19,594	3,475,976

Household Products (3.0%)
Spectrum Brands Holdings, Inc.		94,323	9,023,881

Insurance (6.6%)
Old Republic International Corp.		265,984	6,152,210
Reinsurance Group of America, Inc.		67,647	7,526,405
The Hartford Financial Services Group, Inc.		88,727	6,233,072
			19,911,687
IT Services (3.4%)
Akamai Technologies, Inc.(a)		26,849	2,807,331
Genpact, Ltd.		155,700	7,397,307
			10,204,638
Machinery (7.1%)
Allison Transmission Holdings, Inc.		130,944	4,624,942
Flowserve Corp.		200,737	6,959,552
Kennametal, Inc.		210,351	7,200,314
Snap-on, Inc.		12,564	2,625,248
			21,410,056
Media (0.9%)
Nexstar Media Group, Inc. (Class A)		18,814	2,858,975

Metals & Mining (0.6%)
Reliance Steel & Aluminum Co.		12,688	1,807,025

Multiline Retail (1.4%)
Dollar Tree, Inc.(a)		43,907	4,202,339

Multi-Utilities (1.9%)
NorthWestern Corp.		98,832	5,657,144

Oil, Gas & Consumable Fuels (3.8%)
Pioneer Natural Resources Co.		69,849	11,630,557

Pharmaceuticals (3.0%)
Perrigo Co. PLC		192,498	9,110,930

Road & Rail (2.3%)
AMERCO		10,563	6,824,015

Semiconductors & Semiconductor Equipment (2.9%)
Skyworks Solutions, Inc.		53,846	8,874,359

Software (2.8%)
Teradata Corp.(a)		149,514	8,574,628

Specialty Retail (3.8%)
Advance Auto Parts, Inc.		55,233	11,537,621

TOTAL COMMON STOCKS
(Cost $256,416,064)			$299,180,897

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York)(b)	0.005%	$984,553	$984,553

TOTAL SHORT-TERM INVESTMENTS
(Cost $984,553)			$984,553

TOTAL INVESTMENTS - (99.3%)
(Cost $257,400,617)			$300,165,450
OTHER ASSETS AND LIABILITIES, NET - (0.7%)			2,124,409
TOTAL NET ASSETS - (100.0%)			$302,289,859

VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

		SHARES	VALUE
COMMON STOCKS (96.1%)
Aerospace & Defense (1.9%)
Park Aerospace Corp.		695,000	$9,507,600

Automobiles (1.5%)
Harley-Davidson, Inc.		205,000	7,505,050

Banks (9.2%)
Associated Banc-Corp		500,000	10,710,000
Glacier Bancorp, Inc.		150,000	8,302,500
Independent Bank Corp.		110,000	8,376,500
Old National Bancorp		400,000	6,780,000
Seacoast Banking Corp. of Florida		335,000	11,326,350
			45,495,350
Beverages (1.4%)
Primo Water Corp.		435,000	6,838,200

Building Products (1.0%)
Griffon Corp.		200,000	4,920,000

Chemicals (2.8%)
American Vanguard Corp.		610,000	9,180,500
Sensient Technologies Corp.		50,000	4,554,000
			13,734,500
Commercial Services & Supplies (2.3%)
Brady Corp. (Class A)		220,000	11,154,000

Construction & Engineering (1.7%)
Granite Construction, Inc.		210,000	8,305,500

Consumer Finance (3.5%)
FirstCash, Inc.		200,000	17,500,000

Diversified Telecommunication Services (2.6%)
ATN International, Inc.		280,000	13,118,000

Electric Utilities (3.0%)
Portland General Electric Co.		320,000	15,036,800

Electrical Equipment (1.6%)
Powell Industries, Inc.		320,000	7,862,400

Electronic Equipment, Instruments & Components (4.9%)
Knowles Corp.(a)		565,000	10,588,100
Methode Electronics, Inc.		330,000	13,876,500
			24,464,600
Energy Equipment & Services (5.1%)
ChampionX Corp.(a)		775,000	17,329,000
Dril-Quip, Inc.(a)		325,000	8,183,500
			25,512,500
Equity Real Estate Investment Trusts (REITs) (6.0%)
Lamar Advertising Co. (Class A)		115,000	13,046,750
PotlatchDeltic Corp.		170,000	8,765,200
PS Business Parks, Inc.		20,000	3,134,800
Sunstone Hotel Investors, Inc.(a)		400,000	4,776,000
			29,722,750
Food Products (3.8%)
Hain Celestial Group, Inc.(a)		120,000	5,133,600
Tootsie Roll Industries, Inc.		195,000	5,933,850
TreeHouse Foods, Inc.(a)		200,000	7,976,000
			19,043,450
Health Care Equipment & Supplies (6.6%)
AngioDynamics, Inc.(a)		290,000	7,522,600
Avanos Medical, Inc.(a)		300,000	9,360,000
Haemonetics Corp.(a)		225,000	15,882,750
			32,765,350
Health Care Providers & Services (5.2%)
Cross Country Healthcare, Inc.(a)		875,000	18,585,000
Hanger, Inc.(a)		325,000	7,137,000
			25,722,000
Household Products (1.9%)
Spectrum Brands Holdings, Inc.		100,000	9,567,000

Insurance (4.2%)
Old Republic International Corp.		200,000	4,626,000
ProAssurance Corp.		280,000	6,658,400
The Hanover Insurance Group, Inc.		75,000	9,721,500
			21,005,900
Leisure Products (1.4%)
Acushnet Holdings Corp.		145,000	6,771,500

Machinery (5.4%)
Astec Industries, Inc.		140,000	7,533,400
Douglas Dynamics, Inc.		125,000	4,537,500
Enerpac Tool Group Corp. (Class A)		300,000	6,219,000
TriMas Corp.(a)		260,000	8,413,600
			26,703,500
Metals & Mining (4.7%)
Materion Corp.		155,000	10,639,200
Schnitzer Steel Industries, Inc. (Class A)		200,000	8,778,000
Worthington Industries, Inc.		75,000	3,952,500
			23,369,700
Paper & Forest Products (1.6%)
Schweitzer-Mauduit International, Inc.		225,000	7,798,500

Pharmaceuticals (5.9%)
Perrigo Co. PLC		280,000	13,252,400
Phibro Animal Health Corp. (Class A)		745,000	16,047,300
			29,299,700

Professional Services (1.7%)
Resources Connection, Inc.		520,000	8,205,600

Road & Rail (1.1%)
Heartland Express, Inc.		325,000	5,206,500

Semiconductors & Semiconductor Equipment (1.7%)
DSP Group, Inc.(a)		375,000	8,216,250

Specialty Retail (2.4%)
Sonic Automotive, Inc. (Class A)		225,000	11,821,500

TOTAL COMMON STOCKS
(Cost $402,414,611)			$476,173,700

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.2%)
Time Deposits (4.2%)
JPM Chase (New York)(b)	0.005%	$20,653,982	$20,653,982

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,653,982)			$20,653,982

TOTAL INVESTMENTS - (100.3%)
(Cost $423,068,593)			$496,827,682
OTHER ASSETS AND LIABILITIES, NET - (-0.3%)			(1,243,574)
TOTAL NET ASSETS - (100.0%)			$495,584,108

VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.2%)
Aerospace & Defense (1.2%)
Embraer SA (ADR)(a)	500,000	$8,500,000

Auto Components (1.1%)
Motorcar Parts of America, Inc.(a)	196,598	3,833,661
Tenneco, Inc. (Class A)(a)	300,000	4,281,000
		8,114,661
Automobiles (1.4%)
Thor Industries, Inc.	80,000	9,820,800

Banks (10.9%)
Associated Banc-Corp	300,000	6,426,000
Bancorp, Inc.(a)	300,000	7,635,000
Canadian Western Bank (CAD)(c)	500,000	14,475,762
Capital City Bank Group, Inc.	500,000	12,370,000
First Internet Bancorp	301,671	9,406,102
First Interstate BancSystem, Inc. (Class A)	100,000	4,026,000
Heritage Financial Corp.	300,000	7,650,000
TriCo Bancshares	200,000	8,680,000
TriState Capital Holdings, Inc.(a)	400,000	8,460,000
		79,128,864
Building Products (1.2%)
Tecnoglass, Inc.	400,000	8,692,000

Capital Markets (2.7%)
Cowen, Inc. (Class A)	500,000	17,155,000
US Global Investors, Inc. (Class A)	450,000	2,560,500
		19,715,500
Chemicals (0.5%)
Core Molding Technologies, Inc.(a)	300,000	3,453,000

Commercial Services & Supplies (1.4%)
CECO Environmental Corp.(a)	606,382	4,268,929
Perma-Fix Environmental Services, Inc.(a)(d)	913,560	6,075,174
		10,344,103
Communications Equipment (1.3%)
Digi International, Inc.(a)	150,000	3,153,000
Sierra Wireless, Inc.(a)	400,000	6,200,000
		9,353,000

Construction & Engineering (3.1%)
Great Lakes Dredge & Dock Corp.(a)	87,116	1,314,580
Limbach Holdings, Inc.(a)	400,000	2,648,000
Matrix Service Co.(a)	400,000	4,184,000
Northwest Pipe Co.(a)	400,000	9,480,000
Sterling Construction Co., Inc.(a)	225,000	5,100,750
		22,727,330
Consumer Finance (0.7%)
Ezcorp, Inc. (Class A)(a)	700,000	5,299,000

Diversified Consumer Services (3.5%)
Carriage Services, Inc.	175,000	7,803,250
Lincoln Educational Services Corp.(a)(d)	1,949,700	13,043,493
Zovio, Inc.(a)(d)	1,900,000	4,541,000
		25,387,743
Electrical Equipment (1.7%)
EnerSys	60,000	4,466,400
nVent Electric PLC	125,000	4,041,250
Orion Energy Systems, Inc.(a)	1,000,000	3,890,000
		12,397,650
Electronic Equipment, Instruments & Components (1.7%)
Advanced Energy Industries, Inc.	100,000	8,774,000
Intellicheck, Inc.(a)	445,000	3,644,550
		12,418,550
Energy Equipment & Services (1.3%)
Geospace Technologies Corp.(a)	500,000	4,775,000
NOV, Inc.(a)	350,000	4,588,500
		9,363,500
Equity Real Estate Investment Trusts (REITs) (6.7%)
BSR Real Estate Investment Trust (CAD)(c)	286,200	4,519,185
CareTrust REIT, Inc.	300,000	6,096,000
CyrusOne, Inc.	150,000	11,611,500
Highwoods Properties, Inc.	200,000	8,772,000
Monmouth Real Estate Investment Corp.	200,000	3,730,000
PotlatchDeltic Corp.	100,000	5,156,000
Sunstone Hotel Investors, Inc.(a)	700,000	8,358,000
		48,242,685
Food Products (1.7%)
Hanover Foods Corp. (Class A)(e)	48,633	3,015,246
Landec Corp.(a)	1,050,000	9,681,000
		12,696,246
Gas Utilities (1.2%)
National Fuel Gas Co.	100,000	5,252,000
Southwest Gas Holdings, Inc.	50,000	3,344,000
		8,596,000
Health Care Equipment & Supplies (3.6%)
Accuray, Inc.(a)	2,900,000	11,455,000
Haemonetics Corp.(a)	100,000	7,059,000
Orthofix Medical, Inc.(a)	200,000	7,624,000
		26,138,000

Health Care Providers & Services (1.5%)
Patterson Cos., Inc.	350,000	10,549,000

Health Care Technology (0.5%)
Computer Programs and Systems, Inc.(a)	100,000	3,546,000

Hotels, Restaurants & Leisure (0.8%)
Everi Holdings, Inc.(a)	140,000	3,385,200
Potbelly Corp.(a)	350,000	2,373,000
		5,758,200
Household Durables (3.4%)
Century Communities, Inc.	350,000	21,507,500
Hooker Furnishings Corp.	76,880	2,074,991
MDC Holdings, Inc.	20,000	934,400
		24,516,891
Independent Power & Renewable Electricity Producers (2.1%)
Vistra Corp.	900,000	15,390,000

Insurance (4.0%)
Kemper Corp.	150,000	10,018,500
Old Republic International Corp.	150,000	3,469,500
State Auto Financial Corp.	300,000	15,285,000
		28,773,000
IT Services (2.0%)
DXC Technology Co.(a)	200,000	6,722,000
EVERTEC, Inc.	175,000	8,001,000
		14,723,000
Leisure Products (0.9%)
MasterCraft Boat Holdings, Inc.(a)	250,000	6,270,000

Life Sciences Tools & Services (0.4%)
Harvard Bioscience, Inc.(a)	400,000	2,792,000

Machinery (3.6%)
Gorman-Rupp Co.	200,000	7,162,000
Mayville Engineering Co., Inc.(a)	55,000	1,034,000
Shyft Group, Inc.	300,000	11,403,000
Twin Disc, Inc.(a)	389,439	4,151,420
Westport Fuel Systems, Inc.(a)	700,000	2,303,000
		26,053,420
Media (1.9%)
DallasNews Corp.	95,500	650,193
iHeartMedia, Inc. (Class A)(a)	250,000	6,255,000
Marchex, Inc. (Class B)(a)	1,018,707	3,040,840
WideOpenWest, Inc.(a)	200,000	3,930,000
		13,876,033
Metals & Mining (4.5%)
Centerra Gold, Inc.	1,700,000	11,577,000
Major Drilling Group International, Inc. (CAD)(a)(c)	700,000	4,669,983
Osisko Gold Royalties, Ltd.	600,000	6,738,000
Pretium Resources, Inc.(a)	1,000,000	9,640,000
		32,624,983

		SHARES	VALUE
Multi-Utilities (1.0%)
MDU Resources Group, Inc.		250,000	$7,417,500

Oil, Gas & Consumable Fuels (3.6%)
ARC Resources, Ltd. (CAD)(c)		750,000	7,028,659
Berry Corp.		1,700,000	12,257,000
Denbury, Inc.(a)		100,000	7,025,000
			26,310,659
Paper & Forest Products (0.8%)
Western Forest Products, Inc. (CAD)(c)		3,400,000	5,905,574

Personal Products (0.8%)
USANA Health Sciences, Inc.(a)		60,000	5,532,000

Pharmaceuticals (1.6%)
Perrigo Co. PLC		250,000	11,832,500

Professional Services (2.2%)
Barrett Business Services, Inc.		150,000	11,439,000
Hudson Global, Inc.(a)(d)		266,441	4,241,741
			15,680,741
Real Estate Management & Development (0.8%)
Forestar Group, Inc.(a)		300,000	5,589,000

Road & Rail (1.6%)
Covenant Logistics Group, Inc.(a)		325,000	8,986,250
Marten Transport, Ltd.		150,000	2,353,500
			11,339,750
Semiconductors & Semiconductor Equipment (1.8%)
Amtech Systems, Inc.(a)		250,000	2,855,000
Photronics, Inc.(a)		750,000	10,222,500
			13,077,500
Software (2.2%)
Vonage Holdings Corp.(a)		1,000,000	16,120,000

Specialty Retail (2.2%)
Aaron's Co., Inc.		300,000	8,262,000
Bed Bath & Beyond, Inc.(a)		400,000	6,910,000
Indigo Books & Music, Inc. (CAD)(a)(c)		280,000	753,829
			15,925,829
Technology Hardware, Storage & Peripherals (1.6%)
Diebold Nixdorf, Inc.(a)		506,454	5,120,250
Immersion Corp.(a)		300,000	2,052,000
Quantum Corp.(a)		800,000	4,144,000
			11,316,250
Textiles, Apparel & Luxury Goods (1.3%)
Carter's, Inc.		60,000	5,834,400
Unifi, Inc.(a)		150,000	3,289,500
			9,123,900
Thrifts & Mortgage Finance (3.8%)
MGIC Investment Corp.		700,000	10,472,000
Radian Group, Inc.		750,000	17,040,000
			27,512,000
Trading Companies & Distributors (0.5%)
GATX Corp.		40,000	3,582,400

Water Utilities (0.9%)
Pure Cycle Corp.(a)		500,000	6,655,000

TOTAL COMMON STOCKS
(Cost $555,984,584)			$718,181,762

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.6%)
Time Deposits (0.6%)
JPM Chase (New York)(b)	0.005%	$4,205,495	$4,205,495

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,205,495)			$4,205,495

TOTAL INVESTMENTS - (99.8%)
(Cost $560,190,079)			$722,387,257
OTHER ASSETS AND LIABILITIES, NET - (0.2%)			1,361,262
TOTAL NET ASSETS - (100.0%)			$723,748,519

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2021.
(c)	Traded in a foreign country.
(d)	Affiliated company. See Note 6 in Notes to Schedules of Investments.
(e)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.

Currency Abbreviations:
CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

1.	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors of the Corporation (the “Board”). The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

N Port/Form F Amendment | September 30, 2021	1

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

(e)	As of September 30, 2021, the Funds did not hold securities that were classified as illiquid as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2021, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

3.	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 –	Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.
Level 3 –	Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2021:

MID CAP VALUE FUND

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs(b)	Total
Common Stocks	$299,180,897	$–	$–	$299,180,897
Short-Term Investments	984,553	–	–	984,553
Total	$300,165,450	$–	$–	$300,165,450

2	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

VALUE PLUS FUND

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs(b)	Total
Common Stocks	$476,173,700	$–	$–	$476,173,700
Short-Term Investments	20,653,982	–	–	20,653,982
Total	$496,827,682	$–	$–	$496,827,682

VALUE FUND

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs(b)	Total
Common Stocks	$715,166,516	$3,015,246	$–	$718,181,762
Short-Term Investments	4,205,495	–	–	4,205,495
Total	$719,372,011	$3,015,246	$–	$722,387,257

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the six months ended September 30, 2021, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable..

4.	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Options Contracts

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The monthly average notional amount and monthly average number of contracts of written options held by the Value Fund during the nine month period ended September 30, 2021, was $3,008,944 and 1,167, respectively.

N Port/Form F Amendment | September 30, 2021	3

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

September 30, 2021 (Unaudited)

5.	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of September 30, 2021, the Funds did not have securities on loan.

6.	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the nine month period ended September 30, 2021. The Mid Cap Value, and Value Plus Funds had no transactions with affiliates during the same period.

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2020	PURCHASES	SALES	FAIR VALUE AS OF SEPTEMBER 30, 2021	SHARE BALANCE AS OF SEPTEMBER 30, 2021	DIVIDENDS	CHANGE IN UNREALIZED GAIN (LOSS)	REALIZED GAIN (LOSS)
Hudson Global, Inc.	$3,307,500	$–	$(878,085)	$4,241,741	$266,441	$–	$4,898,594	$(3,086,268)
Lincoln Educational
Services Corp.	14,931,631	–	(2,525,901)	13,043,493	1,949,700	–	670,588	(32,825)
Perma-Fix
Environmental Services, Inc.	6,015,969	–	(620,561)	6,075,174	913,560	–	1,167,596	(487,830)
Zovio, Inc.	9,243,000	–	(138,538)	4,541,000	1,900,000	–	(4,234,875)	(328,587)
Total	$33,498,100	$–	$(4,163,085)	$27,901,408	$5,029,701	$–	$2,501,903	$(3,935,510)

4	www.heartlandadvisors.com